Lease Liability (Details Narrative)	12 Months Ended
	Jun. 30, 2020 USD ($)	Jun. 30, 2020 CAD ($)	Jun. 30, 2019 USD ($)
Operating lease expires, description	Office space that expires in 2022.	Office space that expires in 2022.
Lease payments	$ 120,690
CAD [Member]
Lease payments		$ 13,504
Lease additional payments		$ 12,505